Acquisitions (Tables)	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Calculation of Consideration Given for Mead C&OP Acquisition
The calculation of consideration given for Mead C&OP was finalized during the fourth quarter of 2012 and is described in the following table.

(in millions, except per share price)	At May 1, 2012
Calculated consideration for Mead C&OP:
Outstanding shares of ACCO Brands common stock(1)	56.0
Multiplier needed to calculate shares to be issued(2)	1.0202020202
Number of shares issued to MWV shareholders	57.1
Closing price per share of ACCO Brands common stock(3)	$10.55
Value of common shares issued	$602.3
Plus:
Dividend paid to MWV	460.0
Less:
Working capital adjustment(4)	(30.5)
Consideration for Mead C&OP	$1,031.8

(1) Represents the number of shares of the Company's common stock as of May 1, 2012.
(2) Represents MWV shareholders' negotiated ownership percentage in ACCO Brands of 50.5% divided by the 49.5% that was owned by ACCO Brands shareholders upon completion of the Merger.
(3) Represents the closing price per share of the Company's stock as of April 30, 2012.
(4) Represents the difference between the target net working capital and the closing net working capital as of April 30, 2012.

Purchase Price Allocation to the Fair Value of the Assets Acquired and Liabilities Assumed
The following table presents the preliminary allocation of the purchase price to the fair values of the assets acquired and liabilities assumed at the date of acquisition.

(in millions of dollars)	At May 1, 2012
Calculation of Goodwill:
Consideration given for Mead C&OP	$1,031.8
Cash acquired	(32.0)
Net purchase price	$999.8
Plus fair value of liabilities assumed:
Accounts payable and accrued liabilities	103.8
Current and non-current deferred tax liabilities	207.8
Other non-current liabilities	72.8
Fair value of liabilities assumed	$384.4

Less fair value of assets acquired:
Accounts receivable	73.3
Inventory	143.5
Property, plant and equipment	136.6
Identifiable intangibles	543.2
Other assets	24.2
Fair value of assets acquired	$920.8

Goodwill	$463.4

Unaudited Pro Forma Consolidated Results
Had the acquisition occurred on January 1, 2011, unaudited pro forma consolidated results for the twelve month periods ending December 31, 2012 and 2011 would have been as follows:

	Twelve Months Ended December 31,
(in millions of dollar, except per share data)	2012	2011
Net sales	$1,895.0	$2,064.0
Income from continuing operations	60.4	116.7
Income from continuing operations per common share (diluted)	$0.53	$1.03